INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	For The Years Ended December 31,
	2014	2013
Deferred Tax Assets:
Net operating loss carryforward	$4,447,768	$3,327,518
Stock-based compensation	2,205,340	1,862,399
Total deferred tax assets	6,653,108	5,189,917

Valuation allowance	(6,653,108)	(5,189,917)

Deferred tax asset, net of valuation allowance	$—	$—

Changes in valuation allowance	$1,463,191	$2,246,450

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax provision (benefit) consists of the following:

	For The Years Ended December 31,
	2014	2013
Federal:
Current	$—	$—
Deferred	(1,463,191)	(2,246,450)

State and local:
Current	—	—
Deferred	—	—
	(1,463,191)	(2,246,450)
Change in valuation allowance	1,463,191	2,246,450
Income tax provision (benefit)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended December 31,
	2014	2013
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
Other non-deductible compensation subject to SEC 162(M)	10.1%	0%
Permanent differences	5.0%	1.1%
Change in valuation allowance	18.9%	32.9%
Effective income tax rate	0%	0%